COLT 2021-2 ABS-15G

Exhibit 99.25

Exception Level
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The file is missing the prepayment rider
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Verfiication of housing history is missing.
WPW21O1JB0P	XXXXXXXX	Credit	Resolved	1	WPW21O1JB0P-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The HomeExpress Mortgage Non-QM InvestorX guidelines (Pg 130) dated XX/XX/XXXX required 12 months 1x30 mortgage housing history for the subject property was missing. Per the loan approval (Pg 311) 12 months VOM was cleared with 12 months canceled checks (Front & Back) for the subject property copies of the canceled checks were missing from the loan file.		XXX Response: Exception was granted to use Verification of Mortgage form. Please see exception and VOM form below and clear condition.
G4UVZWY5RZA	XXXXXXXX	Credit	Resolved	1	G4UVZWY5RZA-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing verification of the XXXfor the most recent 12 months (Pg 633). Per the approval in the file (Pg 450) copied of 12-months cancelled checks front and back were obtained these checks were not found in the file.		XXX Response: The verification of mortgage history condition was met using a XXX Supplemental Report. Cancelled checks for mortgage verification are only specifically required when the lien holder is a private party/non-institutional lender as those types of mortgages are not reported by the credit bureaus. Supplement and clear exception.
NES2EN4GR05	XXXXXXXX	Credit	Resolved	1	NES2EN4GR05-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The Settlement Statement in the loan file was not signed and/or stamped certified (Ph 387).		XXX Response: Please see Settlement Statement below and clear condition
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-3E43X3G3	Fraud Report Missing	* Missing Fraud Report (Lvl R)	The file is missing a fraud report for both borrowers.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
01JK3VI505P	XXXXXXXX	Credit	Resolved	1	01JK3VI505P-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The evidence of insurance in the loan file (Pg 13) was missing the XXX Guidelines XX/XX/XXXX Final 13.2 required policy number (Pg 80).		XXX Response: XX/XX/XXXX Please see attached evidence of insurance and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The file is missing the 1-4 family rider				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The credit report for borrower one is missing; therefore VOM/VOR is missing.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	The file is missing evidence of insurance				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Valuation	Resolved	1	W4FUPUWJTE5-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The file is missing the flood cert				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The file is missing the note.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The credit report is missing for borrower one.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The file is missing the prepayment rider.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The file is missing the mortgage				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing a photo ID for borrower one.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
TT1OIURAQRO	XXXXXXXX	Credit	Resolved	1	TT1OIURAQRO-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The file is missing the preliminary title report.		Please see Preliminary Title Report		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
1QVDE415UJR	XXXXXXXX	Credit	Resolved	1	1QVDE415UJR-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The file contains a RCE which reflects reconstruction cost with debris removal of $XXX. Evidence of insurance located on page 226 reflects coverage of $XXX.		Although the appraisal shows the property as a PUD the property is attached and insurance is provided by the HOA. Please see the Master Policy showing that the HOA maintains sufficient insurance. The policy referenced in the exception is an HO6 policy which provides wall-in coverage.		XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The lender cites the guideline which supports the finding. Evidence of insurance is short coverage per the RCE.	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The lender cites the guideline which supports the finding. Evidence of insurance is short coverage per the RCE.
W4FUPUWJTE5	XXXXXXXX	Credit	Resolved	1	W4FUPUWJTE5-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines section 16.3 XXX indicates first time homebuyers are ineligible. Borrower two is first time homebuyer.	The primary borrower would qualify on his own if the co-borrower were not included on the loan eliminating the credit risk of lending to a FTHB. Additionally the fact that the co-borrower is a FTHB does not substantially increase the credit risk of this loan therefore the addition of the coborrower who is a FTHB is not seen as an exception to the guidelines	XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. The lender indicated the primary borrower would qualify on their own however the file is missing critical documentation to confirm the borrower would qualify on their own.

XX/XX/XXXX: Not cleared. The lender did not provide evidence that both borrowers are not required to meet the requirements of the loan program.	XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. The lender indicated the primary borrower would qualify on their own however the file is missing critical documentation to confirm the borrower would qualify on their own.

													XX/XX/XXXX: Not cleared. The lender did not provide evidence that both borrowers are not required to meet the requirements of the loan program.
NXH24DPK0ZW	XXXXXXXX	Credit	Resolved	1	NXH24DPK0ZW-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The file contains a RCE located on page 669 reflects the reconstruction cost with debris removal is $XXX. The evidence of insurance located on page 2 reflects dwelling coverage of $XXX.	Additional XXX Reply: Property is an attached PUD and is covered by a master hazard insurance policy. The borrower policy in the file is a HO-6 policy. Please see attached Master Policy with $3MM per occurrence coverage. Please clear exception.	XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. The master insurance was not provided.

XX/XX/XXXX: Not cleared. Lender cited guideline; however the guideline supports the claim. The RCE reflects the reconstruction cost with debris removal is $XXX. The evidence of insurance located on page 2 reflects dwelling coverage of $XXX	XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. The master insurance was not provided.

													XX/XX/XXXX: Not cleared. Lender cited guideline; however the guideline supports the claim. The RCE reflects the reconstruction cost with debris removal is $XXX. The evidence of insurance located on page 2 reflects dwelling coverage of $XXX
ZMH23OH4WN0	XXXXXXXX	Credit	Resolved	1	ZMH23OH4WN0-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The guidelines section 16.3 transaction type requires cash out proceeds must be wired to a business account. The file contains an email located on page 350 from the title company which states: I can confirm once again that we are wiring to account ending in XXX. Account name per your borrower is her as an individual BUT your borrower says it’s a business account. I can verify the account No. we are wiring to and I can tell you that your borrower said it’s a business account. The file did not contain a copy of the voided check to confirm the account was in fact a business account.		XXX Response: XX/XX/XXXX Please see attachment which confirms that XXXaccount ending in -XXX is a business account. Please clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
QI2CXV1432P	XXXXXXXX	Credit	Resolved	1	QI2CXV1432P-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The credit report located on page 324 reflects a fraud alert datedXX/XXXX. The alert will be maintained for one year. The borrower required direct contact of the borrower prior to extending credit. The message includes a specific phone number to be reached. The file does not include evidence the borrower was contacted as instructed.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
QNCG2AGDCZW	XXXXXXXX	Credit	Resolved	1	QNCG2AGDCZW-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The guidelines section 16.3 XXX indicates a first time homebuyer is not allowed. The file is missing evidence the borrower had ownership prior to the subject loan. The credit reports located on pages 276 and 332 do not report a prior mortgage. Additionally the fraud report does not reflect ownership in prior properties.		XXX Response: Please see attached Loan Exception Request and clear exception		XX/XX/XXXX: Cleared. Lender provided an approved exception for first time homebuyer.	XX/XX/XXXX: Cleared. Lender provided an approved exception for first time homebuyer.
R2QAJ2B50KE	XXXXXXXX	Credit	Resolved	1	R2QAJ2B50KE-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The appraisal located on page 62 confirms the property is a PUD; however a PUD rider was not included.		XXX Response: Please see attached PUD Rider and clear exception		XX/XX/XXXX: Cleared. Lender provided PUD Rider.	XX/XX/XXXX: Cleared. Lender provided PUD Rider.
52VJTEZE3RN	XXXXXXXX	Credit	Resolved	1	52VJTEZE3RN-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject loan closed in the name of an entity. The ETIN was not provided.		XXX Response: Please see the attached W9 and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
52VJTEZE3RN	XXXXXXXX	Credit	Resolved	1	52VJTEZE3RN-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	The appraisal dated XX/XX/XXXX located on page 88 indicates the subject property is currently listed for sale. The guidelines section 14.8 (e) Properties listed for sale indicates. If the subject property has been listed for sale in the last six (6) months the appraised value may not exceed the listing price unless significant improvements have been made to the property. All properties that have been listed for sale in the last six months are considered subject to: • Rate/Term refinance Only • Copy of canceled listing agreement. The subject loan closed as a cash out refinance and evidence of the canceled listing was not provided.		XXX Response: Property was mistakenly listed for sale by appraiser. Please see corrected appraisal below and clear		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
52VJTEZE3RN	XXXXXXXX	Valuation	Resolved	1	52VJTEZE3RN-BG9BY1ON	Property listed for sale in past 12 months	* Property listed for sale in past 12 months (Lvl R)	The appraisal dated XX/XX/XXXX located on page 88 indicates the subject property is currently listed for sale. The guidelines section 14.8 (e) Properties listed for sale indicates. If the subject property has been listed for sale in the last six (6) months the appraised value may not exceed the listing price unless significant improvements have been made to the property. All properties that have been listed for sale in the last six months are considered subject to: • Rate/Term refinance Only • Copy of canceled listing agreement. The subject loan closed as a cash out refinance and evidence of the canceled listing was not provided.		XXX Response: Property was mistakenly listed for sale by appraiser. Please see corrected appraisal below and clear		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XS0IRE1YYIO	XXXXXXXX	Credit	Resolved	1	XS0IRE1YYIO-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The guidelines section 11.9 indicates when reserves are required to be verified they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements. The file included two separate bank statements located on pages 195 acct #XXX and 201 acct #XXX. The account ending with #XXX does not include two months of statements.		XXX Response: There is an exception in file to accept only 1 month of the XXX account as the borrower opened this account in February so 2 months statements were not available. UW verified that all activity on this account is directly from the XXX account. Please see exception below and clear condition.		XX/XX/XXXX: Cleared. The Lender provided an approved exception dated XX/XX/XXXX.	XX/XX/XXXX: Cleared. The Lender provided an approved exception dated XX/XX/XXXX.
YOUGB2AAUWC	XXXXXXXX	Credit	Resolved	1	YOUGB2AAUWC-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file included two contract extensions located on pages 82 and 304 extending the closing date to XX/XX/XXXX and XX/XX/XXXX. The subject loan closed XX/XX/XXXX. The file is missing the final contract extension.		XXX Response: Please see attached Addendum and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The note is missing from the file.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage is msising		XXX Response: Please see Deed of Trust below and clear exception		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final HUD is missing.		XXX Response: Please see settlement statement below and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The file includes a bank printout located on page 58 with only one month transaction. The guidelines section 11.10 Source and Seasoning of funds to close: The source of funds must be verified. When the loan requires the borrower to bring funds to escrow to close the transaction the following requirements must be met: • For loans with an LTV greater than 65% all funds to close must be sourced and seasoned for 60 days.		XXX Response: Please see bank statements below and clear exception		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the executed W-8 operating agreement and LLC documents.		XXX Response: Please see loan exception and Articles of organization below and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The loan applicaton is missing		XXX Response: Please see attached 1003 and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	The guidelines section 16.3 Foreign Nationals requires The following minimum credit references are required: • A U.S. credit report with at least two (2) trade lines with minimum age of two (2) years for one tradeline; or • An international credit report is required if a U.S. credit report cannot be produced; or • An original credit reference letter from an internationally known financial institution. The file is missing all credit docmentation.		XXX Response: Please see original credit reference letter from an internationally known financial institution below and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The file is missing evidence of the borrowers passport.		XXX Response: Please see passport below and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Valuation	Resolved	1	KN0AQ1P44EJ-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The flood cert is missing.		XXX Response: Please see flood cert below and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JUSLWUDYE0F	XXXXXXXX	Credit	Resolved	1	JUSLWUDYE0F-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The appraisal located on pg 54 confirms the property was listed for sale XX/XX/XXXX-XX/XX/XXXX $XXX. The guidelines indicate: (e) All properties that have been listed for sale in the last six months are considered subject to: Borrower Letter of Explanation regarding circumstances of sale • Copy of canceled listing agreement. The file is missing the required documentation.		XXX Response: Please see exception below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
KN0AQ1P44EJ	XXXXXXXX	Credit	Resolved	1	KN0AQ1P44EJ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Missing Master PUD insurance		XXX Response: The subject property is semi-attached and no master policy applies. the underwriter determined that the borrower’s insurance provides sufficient coverage to completely replace property and is sufficient for this transaction. Please see coverage below and clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
FQT5FPYGPW1	XXXXXXXX	Credit	Resolved	1	FQT5FPYGPW1-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Missing approved loan exception. Loan exception request in the file (Pg 679); “Current guides require a minimum loan amount of $XXX and a minimum of $XXX equity into transaction. Purchase price XXX less $XXX down = XXX loan amount - $XXX equity. Borrower has plenty of money and could pay cash for the property if she wanted to.” The Loan Exception request is not checked as approved.		XXX Response: Please see signed exception below and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
CNBU4WGINSW	XXXXXXXX	Credit	Resolved	1	CNBU4WGINSW-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The settlement statement was not signed by the Borrower (Pg 182).		XXX Response: Please see signed settlement statement below and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
JUSLWUDYE0F	XXXXXXXX	Credit	Resolved	1	JUSLWUDYE0F-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan closed in the name ofXXX. The file is missing the Operating Agreement LLC documents and ETIN.		XXX Response: Please see attached Operating Agreement and W9 and clear exception		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
B2FNGSLHE40	XXXXXXXX	Credit	Resolved	1	B2FNGSLHE40-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final executed/certified settlement statement was missing. An unsigned estimated settlement statement was in the file (Pg 781).		XXX Response: Please see certified copy of signed Closing Disclosure below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
B2FNGSLHE40	XXXXXXXX	Credit	Resolved	1	B2FNGSLHE40-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final executed/certified settlement statement was missing. An unsigned estimated settlement statement was in the file (Pg 781).		XXX Response: Please see certified copy of signed Closing Disclosure below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
R2QAJ2B50KE	XXXXXXXX	Credit	Resolved	1	R2QAJ2B50KE-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The file contains evidence of two months of business bank statements located on page 24. The loan closed in the name of an individual and evidence the borrower is the owner of the LLC was not provided.		XXX Response: Please see Operating agreement below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NES2EN4GR05	XXXXXXXX	Credit	Resolved	1	NES2EN4GR05-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The Settlement Statement in the loan file was not signed and/or stamped certified (Ph 387).		XXX Response: Please see Settlement Statement below and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
FQT5FPYGPW1	XXXXXXXX	Credit	Resolved	1	FQT5FPYGPW1-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	Per the Non-QM InvestorX DSCR XX/XX/XXXX (Pg 131) guidelines a DSCR of 1.00 was required for FICOs of 639 or below. Per the credit report (Pg 548) the Borrower FICO was 636 and the subject DSCR was 0.786.		XXX Response: Please see exception form below and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
F3F3E53PZ4G	XXXXXXXX	Credit	Resolved	1	F3F3E53PZ4G-IGD4GSK5	Entity Evidence of signatory authority	* Entity Evidence of signatory authority (Lvl R)	Missing documentation to confirm the Note signer had signing authority for the LLC (Pg 667 673).		XXX Response: Please see Certificate below and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
F3F3E53PZ4G	XXXXXXXX	Credit	Resolved	1	F3F3E53PZ4G-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Borrowing LLC Articles of Incorporation was missing the percentage of ownership for each member (Pg 673).		XXX Response: Please see Exhibit A below and clear condition		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
YOUGB2AAUWC	XXXXXXXX	Credit	Resolved	1	YOUGB2AAUWC-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The file contains businesss bank statements in the name of XXX; however evidence the borrower is the owner of the company was not provided.		XXX Response: Bank statements are in the name of XXX XXX. Please see documentation below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
QNCG2AGDCZW	XXXXXXXX	Credit	Resolved	1	QNCG2AGDCZW-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The credit report and fraud guard reflected the borrrowers social security number was associated with two other individuals. The file is misisng evidence to confirm the borrowers social security number.		XXX Response: Please see exception below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
QNCG2AGDCZW	XXXXXXXX	Credit	Resolved	1	QNCG2AGDCZW-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The contract located on page 674 reflects a closing date of XX/XX/XXXX. The subject loan closed XX/XX/XXXX. The file did not include a contract ext.		XXX Response: Please see amendment below and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
B3WTAN3FAUD	XXXXXXXX	Credit	Resolved	1	B3WTAN3FAUD-DGF8JYTA	Title policy missing	* Title policy missing (Lvl R)	Missing the title policy in the name of the borrowing entity. (Pg 4 360)	XXX Response: Title provided the following advice regarding the title policy “Schedule A on our commitment reflects the current vesting in the land records. We had a Deed signed at closing to have the property change from the one entity[XXX] to the other [XXX]. We are unable to add the new Deed until it is recorded. I had updated the SB1 to show the Deed to be recorded.”
										Please see the attached title policy specifically the Schedule B - Part 1 on page 6 and clear condition.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
B3WTAN3FAUD	XXXXXXXX	Credit	Resolved	1	B3WTAN3FAUD-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject loan was closed in the name of an LLC. Missing the LLC documentation; operating agreement; articles of incorporation; business filing; signing authority of the borrowing entity (Pg 360).		Additional XXX Response: The Operating agreement is the documentation XXX used to determine the eligibility of the LLC. However I have provided below a direct output from the XXX establishing that the LLC is Active In Good Standing and that our borrower is the officer and registered agent of the LLC. Please clear condition.		XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. Lender only provided Operating Agreement. Missing other LLC documents.	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. Lender only provided Operating Agreement. Missing other LLC documents.
BW5AZOG44YH	XXXXXXXX	Credit	Resolved	1	BW5AZOG44YH-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the operating agreement and LLC documentation forXXX.		Additional XXX Response: The Operating agreement is the documentation XXX used to determine the eligibility of the LLC. However I have provided below a direct output from theXXX establishing that the LLC is Active In Good Standing and that our borrower is the officer and registered agent of the LLC. Please clear condition.		XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The lender only provided the Operating Agreement. Need the remaining LLC documents.	XX/XX/XXXX: Cleared XX/XX/XXXX: Not cleared. The lender only provided the Operating Agreement. Need the remaining LLC documents.
OIYOOLCPFGC	XXXXXXXX	Credit	Resolved	1	OIYOOLCPFGC-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	Missing 2 months assets statements to document $XXX for required reserves.		XXX Response: XX/XX/XXXX - Per Guidelines dated XX/XX/XXXX Cashout from transactions may be used to meet reserve requirements. Borrower received $XXX in cash out on this transaction which is sufficient to meet the reserve requirements. Please clear exception.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
2MDOYV021E2	XXXXXXXX	Credit	Resolved	1	2MDOYV021E2-HZN226DS	Asset	* Asset documentation does not meet guideline requirment (Lvl R)	The guidelines section 11.9 Reserves indicates when reserves are required to be verified they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements. The file includes a bank statement located on page 100; however only one month of statements was provided.		Please see attached bank statements covering 3 months		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
NXH24DPK0ZW	XXXXXXXX	Credit	Resolved	1	NXH24DPK0ZW-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject loan is an attached townhome; however the file is missing the HOA questionnaire.		Provided HOA Questionaire.		XX/XX/XXXX: Cleared. XX/XX/XXXX: Not cleared. The lender confirmed the property is an attached PUD. XX/XX/XXXX: Cleared. The tile search confirms the property is a single family residence.	XX/XX/XXXX: Cleared. XX/XX/XXXX: Not cleared. The lender confirmed the property is an attached PUD. XX/XX/XXXX: Cleared. The tile search confirms the property is a single family residence.